CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets	A breakdown of current financial assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Financial derivatives	73,664	19,350
Other financial assets	4,421	5,656
Current financial assets	78,085	25,006

Disclosure of derivative financial instruments
A breakdown of derivative assets and liabilities is presented below.

	At December 31,
	2025		2024
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Currency swaps	70,942	(5,936)	11,591	(58,911)
Interest rate caps	1,487	—	5,547	—
Commodities	—	(334)	—	—
Total Cash flow hedges	72,429	(6,270)	17,138	(58,911)
Other foreign currency derivatives	1,235	(335)	2,212	(2,983)
Other	—	(800)	—	—
Current financial assets/(liabilities)	73,664	(7,405)	19,350	(61,894)
A breakdown of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts is presented below.

	At December 31, 2025		At December 31, 2024
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	42,650	2,850,720	(43,002)	2,818,516
Japanese Yen	23,575	476,778	5,119	270,514
Swiss Franc	567	136,354	(273)	116,872
Pound Sterling	466	126,060	(2,987)	157,264
Chinese Yuan	(187)	110,695	(2,880)	188,968
Other(1)	(812)	227,501	1,479	155,401
Total amount	66,259	3,928,108	(42,544)	3,707,535
_____________________________
(1)    Other mainly relates to the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
A breakdown of gains and losses, net of the related tax effects, reclassified from other comprehensive income/(loss) to the consolidated income statement is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Net revenues	60,389	20,827	48,393
Income tax expenses	(16,849)	(5,811)	(13,502)
Total recognized in the consolidated income statement	43,540	15,016	34,891